Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option
The fair value of the option award was estimated on the date of grant using the Black-Sholes option pricing model that incorporates the assumptions presented below:

	Year ended December 31, 2019	Year ended December 31, 201 8
Expected term of option (in years)	6.0	6.0
Expected volatility	19.97%	23.02%
Dividend yield	5.05%	4.14%
Risk-free interest rate	(0.16%)	(0.07%)

Summary of Option Activity Under Stock Option Plans
A summary of option activity under the stock option plans as of and for the years ended December 31, 2019, 2018 and 2017 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2017	603,000	3,990	0.2	—
Forfeited/Expired	(603,000)	3,990

Outstanding at December 31, 2017	—	—		—
Granted	74,000	1

Outstanding at December 31, 2018	74,000	1	29.3	222
Granted	116,300	1
Exercised	(4,500)	1

Outstanding at December 31, 2019	185,800	1	29.0	555

Exercisable at December 31, 2019	185,800	1	29.0	555